UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:             Carl C. Icahn, Individual
Address:          c/o Icahn Associates Corp.
                  767 Fifth Ave., 47TH Floor
                  New York, NY  10153

Form 13F File Number:  28-_____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Edward E. Mattner, Attorney-in-Fact for Carl C. Icahn
Title:   Individual
Phone:   (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Edward E. Mattner             New York, New York                  01/12/04
[Signature]                        [City, State]                       [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT:  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]      13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     6

Form 13F Information Table Value Total:     $166,461
                                            (thousands)


Confidential Treatment has been requested for certain accounts of securities reported by this Institutional Investment Manager, and this information has been filed separately with the Commission.

List of Other Included Managers:


Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.      From 13F File Number      Name

         01       28-4690                   High River Limited Partnership



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                                                    Form 13F Information Table
                                             Name of Reporting Manager: Carl C. Icahn

    Column 1:       Column 2:  Column 3:  Column 4:  Column               Column          Column 7:            Column 8:
    NAME OF ISSUER  TITLE OF   CUSIP      FAIR       5:                   6:              OTHER                VOTING
                    CLASS      NUMBER     MARKET                          INVESTMENT      MANAGERS             AUTHORITY
                                          VALUE                           DISCRETION                          (SHARES)
                                          (000)                SH/
                                                     SHARES    PRN
                                                     OR                   (b)
                                                     PRINCIPAL       (a)  Shared-   (c)
                                                     AMOUNT          Sole Defined   Shared           (a)       (b)         (c)
                                                                                    Other            Sole      Shared      None


    Hallwood Rlty   Deposit    40636T203    28,200               SH         X               1                    235,000
    Partners        UT                                235,000
                    NEW

    Landenburg      Com        50575Q101     1,203               SH         X               1                  2,148,725
    Thalman                                         2,148,725
    Financial
    Servces, Inc.

    Landenburg      Com        50575Q101       699               SH         X               1                  1,247,533
    Thalman                                         1,247,533
    Financial
    Servces, Inc.


    New Valley      WT EXP     649080116        41              WTS         X                                    312,301
    Corp.           061404                            312,301

    New Valley      Com        649080504     5,442               SH         X                                  1,262,686
    Corp.                                           1,262,686

    Vector Group
    Ltd.            Com        92240M108   130,876               SH         X               1                  8,019,361
                                                    8,019,361

                                TOTAL       166,461

Confidential treatment has been requested for certain accounts of securities reported by this Institutional Investment Manager pursuant to Rule 24b-2 under the Securities Exchange Act of 1934, as amended, and this information has been filed separately with the Commission.




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